Commitments And Contingent Liabilities (Schedule Of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Rental Of Premises [Member]
2013	$ 1,912
2014	205
2015	67
Future minimum lease payments	2,184
Lease Of Computers [Member]
2013	21
2014	11
Future minimum lease payments	32
Motor Vehicles [Member]
2013	556
2014	273
2015	33
Future minimum lease payments	$ 862